(Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	$ 176,381	$ 46,355
Unpaid balance	199,687	49,863
C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	102,330	40,368
Unpaid balance	115,296	41,608
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	30,375	4,763
Unpaid balance	35,472	6,514
Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	38,176	1,172
Unpaid balance	42,568	1,677
Credit Card And Other Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	5,500	52
Unpaid balance	$ 6,351	$ 64